Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value Disclosure, Securities Available-for-Sale [Abstract]
Fair Value Disclosure, Agency Obligations	$ 60,219	$ 60,249
Fair Value Disclosure, Agency RMBS	122,113	135,043
Fair Value Disclosure, State and Political Subdivisions	70,574	72,311
Fair Value Disclosure, Securities Available-for-Sale, Total	252,906	267,603
Other Assets, Fair Value Disclosure	552	634
Assets, Fair Value Disclosure, Recurring	253,458	268,237
Liabilities Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	552	634
Liabilities, Fair Value Disclosure, Recurring, Total	552	634
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Loans Held-for-sale, Fair Value Disclosure	3,875	1,974
Impaired Loans, Fair Value Disclosure	1,851	3,077
Other Real Esate Owned, Fair Value Disclosure	499	534
Servicing Asset at Fair Value, Amount	2,359	2,388
Assets, Fair Value Disclosure, Nonrecurring	8,584	7,973
Fair Value, Inputs, Level 1 [Member]
Fair Value Disclosure, Securities Available-for-Sale [Abstract]
Fair Value Disclosure, Agency Obligations	0	0
Fair Value Disclosure, Agency RMBS	0	0
Fair Value Disclosure, State and Political Subdivisions	0	0
Fair Value Disclosure, Securities Available-for-Sale, Total	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure, Recurring, Total	0	0
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Loans Held-for-sale, Fair Value Disclosure	0	0
Impaired Loans, Fair Value Disclosure	0	0
Other Real Esate Owned, Fair Value Disclosure	0	0
Servicing Asset at Fair Value, Amount	0	0
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Disclosure, Securities Available-for-Sale [Abstract]
Fair Value Disclosure, Agency Obligations	60,219	60,249
Fair Value Disclosure, Agency RMBS	122,113	135,043
Fair Value Disclosure, State and Political Subdivisions	70,574	72,311
Fair Value Disclosure, Securities Available-for-Sale, Total	252,906	267,603
Other Assets, Fair Value Disclosure	552	634
Assets, Fair Value Disclosure, Recurring	253,458	268,237
Liabilities Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	552	634
Liabilities, Fair Value Disclosure, Recurring, Total	552	634
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Loans Held-for-sale, Fair Value Disclosure	3,875	1,974
Impaired Loans, Fair Value Disclosure	0	0
Other Real Esate Owned, Fair Value Disclosure	0	0
Servicing Asset at Fair Value, Amount	0	0
Assets, Fair Value Disclosure, Nonrecurring	3,875	1,974
Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosure, Securities Available-for-Sale [Abstract]
Fair Value Disclosure, Agency Obligations	0	0
Fair Value Disclosure, Agency RMBS	0	0
Fair Value Disclosure, State and Political Subdivisions	0	0
Fair Value Disclosure, Securities Available-for-Sale, Total	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure, Recurring, Total	0	0
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Loans Held-for-sale, Fair Value Disclosure	0	0
Impaired Loans, Fair Value Disclosure	1,851	3,077
Other Real Esate Owned, Fair Value Disclosure	499	534
Servicing Asset at Fair Value, Amount	2,359	2,388
Assets, Fair Value Disclosure, Nonrecurring	$ 4,709	$ 5,999